N-2	6 Months Ended
Dec. 31, 2024 $ / shares shares
Cover [Abstract]
Entity Central Index Key	0001756908
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	PIMCO Dynamic Income Strategy Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objective and Strategy Overview
PIMCO Dynamic Income Strategy Fund investment objective is to seek current income as a primary objective and capital appreciation as a secondary objective.
Fund Insights at NAV
The following affected performance (on a gross basis) during the reporting period:

»	Exposure to common equity contributed to performance, as shares of a privately held liquified natural gas-exporter posted positive returns.

»	Exposure to corporate credit, notably high yield and bank loans, contributed to performance, as the asset classes posted positive returns.

»	Exposure to emerging market debt contributed to performance, as the asset class posted positive returns.

»
The costs associated with one or more forms of leverage detracted from performance. That said, the net impact on the Fund’s performance of the cost of leverage is generally determined by comparing the return on the additional investments purchased with such leverage against the cost of such leverage.

»	Exposure to commodities detracted from performance, as the sector posted negative returns.

Share Price	$ 26.13	[1]
NAV Per Share	$ 26.2	[1]
Latest Premium (Discount) to NAV [Percent]	(0.27%)	[1]
Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Common Shares
Outstanding Security, Held [Shares] | shares	44,707

[1]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares. Performance of an index is shown in light of a requirement by the Securities and Exchange Commission that the performance of an appropriate broad-based securities market index be disclosed. However, the Fund is not managed to an index nor should the index be viewed as a “benchmark” for the Fund’s performance. The index is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance. Please see Additional Information Regarding the Fund for a description of the Fund’s principal investment strategies.